Average Annual Total Returns			12 Months Ended	46 Months Ended	60 Months Ended	84 Months Ended	100 Months Ended	120 Months Ended
		Feb. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Schwab Large-Cap Growth Fund | Schwab Large-Cap Growth Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			29.41%		16.85%			13.96%
Schwab Large-Cap Growth Fund | Schwab Large-Cap Growth Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			29.38%		16.21%			12.37%
Schwab Large-Cap Growth Fund | Schwab Large-Cap Growth Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			17.44%		13.47%			10.90%
Schwab Large-Cap Growth Fund | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index
Average Annual Return, Percent			25.02%		14.53%			13.10%
Schwab Large-Cap Growth Fund | Russell 1000 Growth Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000 Growth Index
Average Annual Return, Percent			33.36%		18.96%			16.78%
Schwab Core Equity Fund | Schwab Core Equity Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			25.45%		12.53%			10.97%
Schwab Core Equity Fund | Schwab Core Equity Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			23.21%		9.43%			8.21%
Schwab Core Equity Fund | Schwab Core Equity Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			16.76%		9.19%			8.04%
Schwab Core Equity Fund | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index
Average Annual Return, Percent			25.02%		14.53%			13.10%
Schwab International Core Equity Fund | Schwab International Core Equity Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			9.05%		5.17%			5.17%
Schwab International Core Equity Fund | Schwab International Core Equity Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			8.62%		4.70%			4.71%
Schwab International Core Equity Fund | Schwab International Core Equity Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			6.06%		4.12%			4.20%
Schwab International Core Equity Fund | MSCI EAFE Index (Net)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI EAFE Index (Net)
Average Annual Return, Percent	[1]		3.82%		4.73%			5.20%
Schwab Dividend Equity Fund | Schwab Dividend Equity Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			17.05%		7.63%			6.93%
Schwab Dividend Equity Fund | Schwab Dividend Equity Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			16.32%		6.12%			5.07%
Schwab Dividend Equity Fund | Schwab Dividend Equity Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			10.59%		5.73%			5.04%
Schwab Dividend Equity Fund | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index
Average Annual Return, Percent			25.02%		14.53%			13.10%
Schwab Dividend Equity Fund | Russell 1000 Value Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000 Value Index
Average Annual Return, Percent			14.37%		8.68%			8.49%
Schwab Small-Cap Equity Fund | Schwab Small-Cap Equity Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			10.06%		9.59%			7.93%
Schwab Small-Cap Equity Fund | Schwab Small-Cap Equity Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			6.74%		7.84%			5.64%
Schwab Small-Cap Equity Fund | Schwab Small-Cap Equity Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			8.16%		7.42%			5.71%
Schwab Small-Cap Equity Fund | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index
Average Annual Return, Percent			25.02%		14.53%			13.10%
Schwab Small-Cap Equity Fund | Russell 2000 Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2000 Index
Average Annual Return, Percent			11.54%		7.40%			7.82%
Schwab Health Care Fund | Schwab Health Care Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			0.10%		5.97%			7.38%
Schwab Health Care Fund | Schwab Health Care Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			(1.92%)		4.01%			5.34%
Schwab Health Care Fund | Schwab Health Care Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			1.57%		4.56%			5.53%
Schwab Health Care Fund | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index
Average Annual Return, Percent			25.02%		14.53%			13.10%
Schwab Health Care Fund | Dow Jones Global Health Care Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Dow Jones Global Health Care Index
Average Annual Return, Percent			1.13%		5.34%			7.27%
Schwab Balanced Fund | Schwab Balanced Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			12.89%		7.26%			7.19%
Schwab Balanced Fund | Schwab Balanced Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			11.33%		5.50%			5.42%
Schwab Balanced Fund | Schwab Balanced Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			8.24%		5.23%			5.18%
Schwab Balanced Fund | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index
Average Annual Return, Percent			25.02%		14.53%			13.10%
Schwab Balanced Fund | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			1.25%		(0.33%)			1.35%
Schwab Balanced Fund | Balanced Blended Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Balanced Blended Index
Average Annual Return, Percent	[2]		12.08%		7.77%			7.88%
Schwab S&P 500 Index Fund | Schwab S&P 500 Index Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			24.96%		14.49%			13.05%
Schwab S&P 500 Index Fund | Schwab S&P 500 Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			24.60%		14.09%			12.52%
Schwab S&P 500 Index Fund | Schwab S&P 500 Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			15.03%		11.58%			10.75%
Schwab S&P 500 Index Fund | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index
Average Annual Return, Percent			25.02%		14.53%			13.10%
Schwab Small-Cap Index Fund | Schwab Small-Cap Index Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			11.58%		7.47%			7.87%
Schwab Small-Cap Index Fund | Schwab Small-Cap Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			11.06%		6.60%			6.56%
Schwab Small-Cap Index Fund | Schwab Small-Cap Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			7.07%		5.72%			5.97%
Schwab Small-Cap Index Fund | Russell 2000 Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2000 Index
Average Annual Return, Percent			11.54%		7.40%			7.82%
Schwab Small-Cap Index Fund | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index
Average Annual Return, Percent			25.02%		14.53%			13.10%
Schwab Total Stock Market Index Fund | Schwab Total Stock Market Index Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			23.85%		13.76%			12.44%
Schwab Total Stock Market Index Fund | Schwab Total Stock Market Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			23.48%		13.35%			11.93%
Schwab Total Stock Market Index Fund | Schwab Total Stock Market Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			14.36%		10.96%			10.22%
Schwab Total Stock Market Index Fund | Dow Jones U.S. Total Stock Market Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Dow Jones U.S. Total Stock Market Index
Average Annual Return, Percent			23.88%		13.78%			12.48%
Schwab U.S. Large-Cap Growth Index Fund | Schwab U.S. Large-Cap Growth Index Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			33.30%		18.92%	17.83%
Performance Inception Date		Dec. 20, 2017
Schwab U.S. Large-Cap Growth Index Fund | Schwab U.S. Large-Cap Growth Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			33.13%		18.65%	17.56%
Schwab U.S. Large-Cap Growth Index Fund | Schwab U.S. Large-Cap Growth Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			19.83%		15.37%	14.79%
Schwab U.S. Large-Cap Growth Index Fund | Russell 1000 Growth Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000 Growth Index
Average Annual Return, Percent			33.36%		18.96%	17.88%
Schwab U.S. Large-Cap Growth Index Fund | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index
Average Annual Return, Percent			25.02%		14.53%	13.73%
Schwab U.S. Large-Cap Value Index Fund | Schwab U.S. Large-Cap Value Index Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			14.37%		8.63%	8.35%
Performance Inception Date		Dec. 20, 2017
Schwab U.S. Large-Cap Value Index Fund | Schwab U.S. Large-Cap Value Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			13.63%		7.82%	7.52%
Schwab U.S. Large-Cap Value Index Fund | Schwab U.S. Large-Cap Value Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			9.01%		6.64%	6.46%
Schwab U.S. Large-Cap Value Index Fund | Russell 1000 Value Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000 Value Index
Average Annual Return, Percent			14.37%		8.68%	8.42%
Schwab U.S. Large-Cap Value Index Fund | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index
Average Annual Return, Percent			25.02%		14.53%	13.73%
Schwab U.S. Mid-Cap Index Fund | Schwab U.S. Mid-Cap Index Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			15.30%		9.89%	9.62%
Performance Inception Date		Dec. 20, 2017
Schwab U.S. Mid-Cap Index Fund | Schwab U.S. Mid-Cap Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			14.55%		9.33%	9.04%
Schwab U.S. Mid-Cap Index Fund | Schwab U.S. Mid-Cap Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			9.49%		7.75%	7.60%
Schwab U.S. Mid-Cap Index Fund | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index
Average Annual Return, Percent			25.02%		14.53%	13.73%
Schwab U.S. Mid-Cap Index Fund | Russell Midcap Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell Midcap Index
Average Annual Return, Percent			15.34%		9.92%	9.66%
Schwab International Index Fund | Schwab International Index Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			3.54%		4.77%			5.29%
Schwab International Index Fund | Schwab International Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			2.83%		4.16%			4.67%
Schwab International Index Fund | Schwab International Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			2.73%		3.77%			4.21%
Schwab International Index Fund | MSCI EAFE Index (Net)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI EAFE Index (Net)
Average Annual Return, Percent	[3]		3.82%		4.73%			5.20%
Schwab Fundamental U.S. Large Company Index Fund | Schwab Fundamental U.S. Large Company Index Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			16.78%		13.04%			11.29%
Schwab Fundamental U.S. Large Company Index Fund | Schwab Fundamental U.S. Large Company Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			16.30%		12.17%			10.04%
Schwab Fundamental U.S. Large Company Index Fund | Schwab Fundamental U.S. Large Company Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			10.29%		10.26%			8.88%
Schwab Fundamental U.S. Large Company Index Fund | Russell 1000® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000® Index
Average Annual Return, Percent			24.51%		14.28%			12.87%
Schwab Fundamental U.S. Large Company Index Fund | RAFI Fundamental High Liquidity US Large Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		RAFI Fundamental High Liquidity US Large Index.
Average Annual Return, Percent	[4]
Schwab Fundamental U.S. Large Company Index Fund | Russell RAFI US Large Company Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell RAFI US Large Company Index
Average Annual Return, Percent			16.96%		13.28%			11.56%
Schwab Fundamental U.S. Large Company Index Fund | Fundamental US Large Spliced Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Fundamental US Large Spliced Index
Average Annual Return, Percent	[5]		17.04%		13.29%			11.57%
Schwab Fundamental U.S. Small Company Index Fund | Schwab Fundamental U.S. Small Company Index Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			9.00%		9.66%			8.66%
Schwab Fundamental U.S. Small Company Index Fund | Schwab Fundamental U.S. Small Company Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			8.53%		8.41%			7.23%
Schwab Fundamental U.S. Small Company Index Fund | Schwab Fundamental U.S. Small Company Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			5.60%		7.43%			6.60%
Schwab Fundamental U.S. Small Company Index Fund | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index
Average Annual Return, Percent			25.02%		14.53%			13.10%
Schwab Fundamental U.S. Small Company Index Fund | RAFI Fundamental High Liquidity US Small Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		RAFI Fundamental High Liquidity US Small Index.
Average Annual Return, Percent	[6]
Schwab Fundamental U.S. Small Company Index Fund | Russell RAFI US Small Company Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell RAFI US Small Company Index
Average Annual Return, Percent			8.76%		9.73%			8.82%
Schwab Fundamental U.S. Small Company Index Fund | Fundamental US Small Spliced Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Fundamental US Small Spliced Index
Average Annual Return, Percent	[7]		9.16%		9.81%			8.86%
Schwab Fundamental International Equity Index Fund | Schwab Fundamental International Equity Index Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			2.26%		6.16%			5.66%
Schwab Fundamental International Equity Index Fund | Schwab Fundamental International Equity Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			1.57%		5.54%			5.05%
Schwab Fundamental International Equity Index Fund | Schwab Fundamental International Equity Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			2.10%		4.93%			4.57%
Schwab Fundamental International Equity Index Fund | MSCI EAFE Index (Net)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI EAFE Index (Net)
Average Annual Return, Percent	[8]		3.82%		4.73%			5.20%
Schwab Fundamental International Equity Index Fund | RAFI Fundamental High Liquidity Developed ex US Large Index (Net)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		RAFI Fundamental High Liquidity Developed ex US Large Index (Net)
Average Annual Return, Percent	[8],[9]
Schwab Fundamental International Equity Index Fund | Russell RAFI Developed ex US Large Company Index (Net)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell RAFI Developed ex US Large Company Index (Net)
Average Annual Return, Percent	[8]		2.74%		6.35%			5.78%
Schwab Fundamental International Equity Index Fund | Fundamental Developed ex US Large Spliced Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Fundamental Developed ex US Large Spliced Index
Average Annual Return, Percent	[8],[10]		2.68%		6.34%			5.78%
Schwab Fundamental International Small Equity Index Fund | Schwab Fundamental International Small Equity Index Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			1.27%		3.15%			5.34%
Schwab Fundamental International Small Equity Index Fund | Schwab Fundamental International Small Equity Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			0.33%		2.31%			4.53%
Schwab Fundamental International Small Equity Index Fund | Schwab Fundamental International Small Equity Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			1.67%		2.54%			4.27%
Schwab Fundamental International Small Equity Index Fund | MSCI EAFE Index (Net)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI EAFE Index (Net)
Average Annual Return, Percent	[11]		3.82%		4.73%			5.20%
Schwab Fundamental International Small Equity Index Fund | RAFI Fundamental High Liquidity Developed ex US Small Index (Net)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		RAFI Fundamental High Liquidity Developed ex US Small Index (Net)
Average Annual Return, Percent	[11],[12]
Schwab Fundamental International Small Equity Index Fund | Russell RAFI Developed ex US Small Company Index (Net)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell RAFI Developed ex US Small Company Index (Net)
Average Annual Return, Percent	[11]		1.62%		3.46%			5.63%
Schwab Fundamental International Small Equity Index Fund | Fundamental Developed ex US Small Spliced Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Fundamental Developed ex US Small Spliced Index
Average Annual Return, Percent	[11],[13]		1.81%		3.50%			5.65%
Schwab Fundamental Emerging Markets Equity Index Fund | Schwab Fundamental Emerging Markets Equity Index Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			12.30%		3.79%			5.68%
Schwab Fundamental Emerging Markets Equity Index Fund | Schwab Fundamental Emerging Markets Equity Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			11.14%		2.76%			4.90%
Schwab Fundamental Emerging Markets Equity Index Fund | Schwab Fundamental Emerging Markets Equity Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			8.16%		2.88%			4.54%
Schwab Fundamental Emerging Markets Equity Index Fund | MSCI Emerging Markets Index (Net)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	[14]		7.50%		1.70%			3.64%
Schwab Fundamental Emerging Markets Equity Index Fund | RAFI Fundamental High Liquidity Emerging Markets Index (Net)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		RAFI Fundamental High Liquidity Emerging Markets Index (Net)
Average Annual Return, Percent	[14],[15]
Schwab Fundamental Emerging Markets Equity Index Fund | Russell RAFI Emerging Markets Large Company Index (Net)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell RAFI Emerging Markets Large Company Index (Net)
Average Annual Return, Percent	[14]		13.08%		4.40%			6.33%
Schwab Fundamental Emerging Markets Equity Index Fund | Fundamental Emerging Markets Spliced Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Fundamental Emerging Markets Spliced Index
Average Annual Return, Percent	[14],[16]		13.39%		4.45%			6.36%
Schwab International Opportunities Fund | Schwab International Opportunities Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			0.92%		2.14%			4.37%
Schwab International Opportunities Fund | Schwab International Opportunities Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			0.65%		0.72%			3.15%
Schwab International Opportunities Fund | Schwab International Opportunities Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			1.09%		1.70%			3.46%
Schwab International Opportunities Fund | MSCI EAFE Index (Net)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI EAFE Index (Net)
Average Annual Return, Percent	[17]		3.82%		4.73%			5.20%
Schwab MarketTrack All Equity Portfolio | Schwab MarketTrack All Equity Portfolio
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			14.35%		9.53%			9.01%
Schwab MarketTrack All Equity Portfolio | Schwab MarketTrack All Equity Portfolio | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			12.51%		8.28%			7.61%
Schwab MarketTrack All Equity Portfolio | Schwab MarketTrack All Equity Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			9.94%		7.43%			7.00%
Schwab MarketTrack All Equity Portfolio | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index
Average Annual Return, Percent			25.02%		14.53%			13.10%
Schwab MarketTrack All Equity Portfolio | All Equity Composite Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		All Equity Composite Index
Average Annual Return, Percent	[18]		15.01%		10.04%			9.56%
Schwab MarketTrack Growth Portfolio | Schwab MarketTrack Growth Portfolio
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			12.25%		8.03%			7.78%
Schwab MarketTrack Growth Portfolio | Schwab MarketTrack Growth Portfolio | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			9.36%		6.39%			6.12%
Schwab MarketTrack Growth Portfolio | Schwab MarketTrack Growth Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			9.15%		6.13%			5.90%
Schwab MarketTrack Growth Portfolio | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index
Average Annual Return, Percent			25.02%		14.53%			13.10%
Schwab MarketTrack Growth Portfolio | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			1.25%		(0.33%)			1.35%
Schwab MarketTrack Growth Portfolio | Growth Composite Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Growth Composite Index
Average Annual Return, Percent	[19]		12.85%		8.54%			8.32%
Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			9.48%		6.02%			6.17%
Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			6.72%		4.43%			4.50%
Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			7.18%		4.46%			4.51%
Schwab MarketTrack Balanced Portfolio | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index
Average Annual Return, Percent			25.02%		14.53%			13.10%
Schwab MarketTrack Balanced Portfolio | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			1.25%		(0.33%)			1.35%
Schwab MarketTrack Balanced Portfolio | Balanced Composite Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Balanced Composite Index
Average Annual Return, Percent	[20]		10.02%		6.51%			6.70%
Schwab MarketTrack Conservative Portfolio | Schwab MarketTrack Conservative Portfolio
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			6.60%		3.80%			4.40%
Schwab MarketTrack Conservative Portfolio | Schwab MarketTrack Conservative Portfolio | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			3.90%		2.21%			2.96%
Schwab MarketTrack Conservative Portfolio | Schwab MarketTrack Conservative Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			5.23%		2.66%			3.11%
Schwab MarketTrack Conservative Portfolio | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index
Average Annual Return, Percent			25.02%		14.53%			13.10%
Schwab MarketTrack Conservative Portfolio | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			1.25%		(0.33%)			1.35%
Schwab MarketTrack Conservative Portfolio | Conservative Composite Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Conservative Composite Index
Average Annual Return, Percent	[21]		7.08%		4.33%			4.98%
Schwab Target 2010 Fund | Schwab Target 2010 Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			7.37%		4.14%			4.56%
Schwab Target 2010 Fund | Schwab Target 2010 Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			5.24%		2.69%			3.27%
Schwab Target 2010 Fund | Schwab Target 2010 Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			5.05%		2.82%			3.18%
Schwab Target 2010 Fund | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			1.25%		(0.33%)			1.35%
Schwab Target 2010 Fund | Dow Jones U.S. Total Stock Market Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Dow Jones U.S. Total Stock Market Index
Average Annual Return, Percent			23.88%		13.78%			12.48%
Schwab Target 2010 Fund | Target 2010 Composite Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Target 2010 Composite Index
Average Annual Return, Percent	[22]		7.35%		4.20%			4.78%
Schwab Target 2015 Fund | Schwab Target 2015 Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			7.91%		4.42%			4.76%
Schwab Target 2015 Fund | Schwab Target 2015 Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			5.57%		2.61%			3.01%
Schwab Target 2015 Fund | Schwab Target 2015 Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			5.61%		3.03%			3.26%
Schwab Target 2015 Fund | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			1.25%		(0.33%)			1.35%
Schwab Target 2015 Fund | Dow Jones U.S. Total Stock Market Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Dow Jones U.S. Total Stock Market Index
Average Annual Return, Percent			23.88%		13.78%			12.48%
Schwab Target 2015 Fund | Target 2015 Composite Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Target 2015 Composite Index
Average Annual Return, Percent	[23]		7.90%		4.53%			5.02%
Schwab Target 2020 Fund | Schwab Target 2020 Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			8.34%		4.60%			5.11%
Schwab Target 2020 Fund | Schwab Target 2020 Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			5.77%		2.70%			3.34%
Schwab Target 2020 Fund | Schwab Target 2020 Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			6.03%		3.17%			3.57%
Schwab Target 2020 Fund | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			1.25%		(0.33%)			1.35%
Schwab Target 2020 Fund | Dow Jones U.S. Total Stock Market Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Dow Jones U.S. Total Stock Market Index
Average Annual Return, Percent			23.88%		13.78%			12.48%
Schwab Target 2020 Fund | Target 2020 Composite Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Target 2020 Composite Index
Average Annual Return, Percent	[24]		8.26%		4.73%			5.42%
Schwab Target 2025 Fund | Schwab Target 2025 Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			8.80%		5.35%			5.84%
Schwab Target 2025 Fund | Schwab Target 2025 Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			6.53%		3.74%			4.26%
Schwab Target 2025 Fund | Schwab Target 2025 Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			6.16%		3.81%			4.20%
Schwab Target 2025 Fund | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			1.25%		(0.33%)			1.35%
Schwab Target 2025 Fund | Dow Jones U.S. Total Stock Market Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Dow Jones U.S. Total Stock Market Index
Average Annual Return, Percent			23.88%		13.78%			12.48%
Schwab Target 2025 Fund | Target 2025 Composite Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Target 2025 Composite Index
Average Annual Return, Percent	[25]		8.82%		5.56%			6.24%
Schwab Target 2030 Fund | Schwab Target 2030 Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			10.55%		6.38%			6.60%
Schwab Target 2030 Fund | Schwab Target 2030 Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			8.70%		4.85%			4.92%
Schwab Target 2030 Fund | Schwab Target 2030 Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			7.10%		4.68%			4.80%
Schwab Target 2030 Fund | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			1.25%		(0.33%)			1.35%
Schwab Target 2030 Fund | Dow Jones U.S. Total Stock Market Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Dow Jones U.S. Total Stock Market Index
Average Annual Return, Percent			23.88%		13.78%			12.48%
Schwab Target 2030 Fund | Target 2030 Composite Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Target 2030 Composite Index
Average Annual Return, Percent	[26]		10.67%		6.64%			7.06%
Schwab Target 2035 Fund | Schwab Target 2035 Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			11.75%		7.08%			7.12%
Schwab Target 2035 Fund | Schwab Target 2035 Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			10.56%		5.78%			5.64%
Schwab Target 2035 Fund | Schwab Target 2035 Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			7.50%		5.27%			5.28%
Schwab Target 2035 Fund | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			1.25%		(0.33%)			1.35%
Schwab Target 2035 Fund | Dow Jones U.S. Total Stock Market Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Dow Jones U.S. Total Stock Market Index
Average Annual Return, Percent			23.88%		13.78%			12.48%
Schwab Target 2035 Fund | Target 2035 Composite Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Target 2035 Composite Index
Average Annual Return, Percent	[27]		11.96%		7.41%			7.67%
Schwab Target 2040 Fund | Schwab Target 2040 Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			12.78%		7.64%			7.56%
Schwab Target 2040 Fund | Schwab Target 2040 Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			11.39%		6.19%			5.86%
Schwab Target 2040 Fund | Schwab Target 2040 Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			8.36%		5.74%			5.60%
Schwab Target 2040 Fund | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			1.25%		(0.33%)			1.35%
Schwab Target 2040 Fund | Dow Jones U.S. Total Stock Market Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Dow Jones U.S. Total Stock Market Index
Average Annual Return, Percent			23.88%		13.78%			12.48%
Schwab Target 2040 Fund | Target 2040 Composite Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Target 2040 Composite Index
Average Annual Return, Percent	[28]		12.92%		8.00%			8.15%
Schwab Target 2045 Fund | Schwab Target 2045 Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			13.40%		8.09%			7.88%
Schwab Target 2045 Fund | Schwab Target 2045 Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			12.52%		6.94%			6.61%
Schwab Target 2045 Fund | Schwab Target 2045 Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			8.46%		6.15%			6.01%
Schwab Target 2045 Fund | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			1.25%		(0.33%)			1.35%
Schwab Target 2045 Fund | Dow Jones U.S. Total Stock Market Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Dow Jones U.S. Total Stock Market Index
Average Annual Return, Percent			23.88%		13.78%			12.48%
Schwab Target 2045 Fund | Target 2045 Composite Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Target 2045 Composite Index
Average Annual Return, Percent	[29]		13.69%		8.49%			8.53%
Schwab Target 2050 Fund | Schwab Target 2050 Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			13.93%		8.42%			8.10%
Schwab Target 2050 Fund | Schwab Target 2050 Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			13.05%		7.20%			6.81%
Schwab Target 2050 Fund | Schwab Target 2050 Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			8.86%		6.42%			6.20%
Schwab Target 2050 Fund | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			1.25%		(0.33%)			1.35%
Schwab Target 2050 Fund | Dow Jones U.S. Total Stock Market Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Dow Jones U.S. Total Stock Market Index
Average Annual Return, Percent			23.88%		13.78%			12.48%
Schwab Target 2050 Fund | Target 2050 Composite Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Target 2050 Composite Index
Average Annual Return, Percent	[30]		14.17%		8.78%			8.74%
Schwab Target 2055 Fund | Schwab Target 2055 Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			14.07%		8.49%			8.18%
Schwab Target 2055 Fund | Schwab Target 2055 Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			13.18%		7.32%			6.92%
Schwab Target 2055 Fund | Schwab Target 2055 Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			8.98%		6.49%			6.28%
Schwab Target 2055 Fund | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			1.25%		(0.33%)			1.35%
Schwab Target 2055 Fund | Dow Jones U.S. Total Stock Market Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Dow Jones U.S. Total Stock Market Index
Average Annual Return, Percent			23.88%		13.78%			12.48%
Schwab Target 2055 Fund | Target 2055 Composite Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Target 2055 Composite Index
Average Annual Return, Percent	[31]		14.43%		8.94%			8.88%
Schwab Target 2060 Fund | Schwab Target 2060 Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			14.30%		8.62%		9.42%
Performance Inception Date		Aug. 25, 2016
Schwab Target 2060 Fund | Schwab Target 2060 Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			13.51%		7.62%		8.38%
Schwab Target 2060 Fund | Schwab Target 2060 Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			9.08%		6.63%		7.37%
Schwab Target 2060 Fund | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			1.25%		(0.33%)		0.87%
Schwab Target 2060 Fund | Dow Jones U.S. Total Stock Market Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Dow Jones U.S. Total Stock Market Index
Average Annual Return, Percent			23.88%		13.78%		14.01%
Schwab Target 2060 Fund | Target 2060 Composite Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Target 2060 Composite Index
Average Annual Return, Percent	[32]		14.64%		9.10%		10.04%
Schwab Target 2065 Fund | Schwab Target 2065 Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			14.39%	6.36%
Performance Inception Date		Feb. 25, 2021
Schwab Target 2065 Fund | Schwab Target 2065 Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			13.66%	5.40%
Schwab Target 2065 Fund | Schwab Target 2065 Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			9.11%	4.77%
Schwab Target 2065 Fund | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			1.25%	(1.51%)
Schwab Target 2065 Fund | Dow Jones U.S. Total Stock Market Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Dow Jones U.S. Total Stock Market Index
Average Annual Return, Percent			23.88%	11.69%
Schwab Target 2065 Fund | Target 2065 Composite Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Target 2065 Composite Index
Average Annual Return, Percent	[33]		14.81%	7.32%

[1]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[2]	The Balanced Blended Index is a custom blended index developed by Schwab Asset Management that, effective February 1, 2022, is composed of 41.5% S&P 500 Index, 8.5% Russell 2000® Index, 10% MSCI EAFE Index (Net), 37% Bloomberg US Aggregate Bond Index, and 3% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2022, the index had a different composition. See “Additional Information About the Fund’s Blended Index” for additional detail.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[4]	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI US Large Company Index to the RAFI Fundamental High Liquidity US Large Index in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The index has not been in operation for a full calendar year, and therefore has no performance data to present. Performance of the fund prior to June 21, 2024, is based on the fund’s investment strategy to track the previous index.
[5]	The Fundamental US Large Spliced Index is an internally calculated index comprised of the Russell RAFI US Large Company Index from October 19, 2012, until the close of business on June 21, 2024, and the RAFI Fundamental High Liquidity US Large Index from June 22, 2024, forward.
[6]	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI US Small Company Index to the RAFI Fundamental High Liquidity US Small Index in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The index has not been in operation for a full calendar year, and therefore has no performance data to present. Performance of the fund prior to June 21, 2024, is based on the fund’s investment strategy to track the previous index.
[7]	The Fundamental US Small Spliced Index is an internally calculated index comprised of the Russell RAFI US Small Company Index from October 19, 2012, until the close of business on June 21, 2024, and the RAFI Fundamental High Liquidity US Small Index from June 22, 2024, forward.
[8]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[9]	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI Developed ex US Large Company Index (Net) to the RAFI Fundamental High Liquidity Developed ex US Large Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The index has not been in operation for a full calendar year, and therefore has no performance data to present. Performance of the fund prior to June 21, 2024, is based on the fund’s investment strategy to track the previous index.
[10]	The Fundamental Developed ex US Large Spliced Index is an internally calculated index comprised of the Russell RAFI Developed ex US Large Company Index (Net) from October 19, 2012, until the close of business on June 21, 2024, and the RAFI Fundamental High Liquidity Developed ex US Large Index (Net) from June 22, 2024, forward.
[11]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[12]	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI Developed ex US Small Company Index (Net) to the RAFI Fundamental High Liquidity Developed ex US Small Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The index has not been in operation for a full calendar year, and therefore has no performance data to present. Performance of the fund prior to June 21, 2024, is based on the fund’s investment strategy to track the previous index.
[13]	The Fundamental Developed ex US Small Spliced Index is an internally calculated index comprised of the Russell RAFI Developed ex US Small Company Index (Net) from October 19, 2012, until the close of business on June 21, 2024, and the RAFI Fundamental High Liquidity Developed ex US Small Index (Net) from June 22, 2024, forward.
[14]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[15]	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI Emerging Markets Large Company Index (Net) to the RAFI Fundamental High Liquidity Emerging Markets Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The index has not been in operation for a full calendar year, and therefore has no performance data to present. Performance of the fund prior to June 21, 2024, is based on the fund’s investment strategy to track the previous index.
[16]	The Fundamental Emerging Markets Spliced Index is an internally calculated index comprised of the Russell RAFI Emerging Markets Large Company Index (Net) from October 19, 2012, until the close of business on June 21, 2024, and the RAFI Fundamental High Liquidity Emerging Markets Index (Net) from June 22, 2024, forward.
[17]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[18]	The All Equity Composite Index is a custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation. Effective July 1, 2024, the index is composed of 27.34% S&P 500 Index, 9.0% Russell 1000® Growth Index, 13.5% RAFI Fundamental High Liquidity US Large Index, 8.09% Russell 2000® Index, 3.42% RAFI Fundamental High Liquidity US Small Index, 16.07% MSCI EAFE Index (Net), 7.08% RAFI Fundamental High Liquidity Developed ex-US Large Index, 5.0% RAFI Fundamental High Liquidity Developed ex-US Small Index, 5.0% RAFI Fundamental High Liquidity Emerging Markets Index, 5.0% Dow Jones Equity All REIT Capped Index, and 0.5% Bloomberg US Treasury Bills 1-3 Month Index. Prior to July 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
[19]	The Growth Composite Index is a custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation. Effective July 1, 2024, the index is composed of 24.0% S&P 500 Index, 7.3% Russell 1000® Growth Index, 12.0% RAFI Fundamental High Liquidity US Large Index, 6.1% Russell 2000® Index, 2.61% RAFI Fundamental High Liquidity US Small Index, 12.13% MSCI EAFE Index (Net), 5.2% RAFI Fundamental High Liquidity Developed ex-US Large Index, 3.33% RAFI Fundamental High Liquidity Developed ex-US Small Index, 3.33% RAFI Fundamental High Liquidity Emerging Markets Index, 4.0% Dow Jones Equity All REIT Capped Index, 16.0% Bloomberg US Aggregate Bond Index, and 4.0% Bloomberg US Treasury Bills 1-3 Month Index. Prior to July 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
[20]	The Balanced Composite Index is a custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation. Effective July 1, 2024, the index is composed of 18.5% S&P 500 Index, 5.5% Russell 1000® Growth Index, 9.0% RAFI Fundamental High Liquidity US Large Index, 4.2% Russell 2000® Index, 1.8% RAFI Fundamental High Liquidity US Small Index, 9.1% MSCI EAFE Index (Net), 3.9% RAFI Fundamental High Liquidity Developed ex-US Large Index, 2.5% RAFI Fundamental High Liquidity Developed ex-US Small Index, 2.5% RAFI Fundamental High Liquidity Emerging Markets Index, 3.0% Dow Jones All REIT Capped Index, 35.0% Bloomberg US Aggregate Bond Index, 1.0% Bloomberg US Government/Credit 1-5 Year Index, and 4.0% Bloomberg US Treasury Bills 1-3 Month Index.. Prior to July 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
[21]	The Conservative Composite Index is a custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation. Effective July 1, 2024, the index is composed of 13.0% S&P 500 Index, 3.0% Russell 1000® Growth Index, 6.0% RAFI Fundamental High Liquidity US Large Index, 6.07% MSCI EAFE Index (Net), 2.8% Russell 2000® Index, 1.2% RAFI Fundamental High Liquidity US Small Index, 2.6% RAFI Fundamental High Liquidity Developed ex-US Large Index, 1.67% RAFI Fundamental High Liquidity Developed ex-US Small Index, 1.66% RAFI Fundamental High Liquidity Emerging Markets Index, 2.0% Dow Jones Equity All REIT Capped Index, 55.0% Bloomberg US Aggregate Bond Index, 1.0% Bloomberg US Government/Credit 1-5 Year Index, and 4.0% Bloomberg US Treasury Bills 1-3 Month Index. Prior to July 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
[22]	The Target 2010 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2010 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2024, the composite is derived using the following portion allocations: 22.5% S&P 500 Index, 1.2% Russell Midcap® Index, 1.8% Russell 2000 Index, 7.6% MSCI EAFE Index (Net), 44.4% Bloomberg US Aggregate Bond Index, 2.5% FTSE EPRA/NAREIT Global Index (Net), 6.8% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 2.1% Bloomberg Global Aggregate ex-US Hedged Index, 8.1% Bloomberg US Government/Credit 1-5 Year Index, and 3.1% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
[23]	The Target 2015 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2015 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2024, the composite is derived using the following portion allocations: 24.8% S&P 500 Index, 1.4% Russell Midcap® Index, 2.0% Russell 2000 Index, 8.8% MSCI EAFE Index (Net), 41.7% Bloomberg US Aggregate Bond Index, 2.8% FTSE EPRA/NAREIT Global Index (Net), 6.4% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 2.2% Bloomberg Global Aggregate ex-US Hedged Index, 7.5% Bloomberg US Government/Credit 1-5 Year Index, and 2.5% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
[24]	The Target 2020 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2020 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2024, the composite is derived using the following portion allocations: 26.2% S&P 500 Index, 1.5% Russell Midcap® Index, 2.1% Russell 2000 Index, 9.8% MSCI EAFE Index (Net), 39.9% Bloomberg US Aggregate Bond Index, 3.0% FTSE EPRA/NAREIT Global Index (Net), 6.1% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 2.2% Bloomberg Global Aggregate ex-US Hedged Index, 7.1% Bloomberg US Government/Credit 1-5 Year Index, and 2.2% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
[25]	The Target 2025 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2025 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2024, the composite is derived using the following portion allocations: 28.3% S&P 500 Index, 1.4% Russell Midcap® Index, 2.4% Russell 2000 Index, 11.8% MSCI EAFE Index (Net), 36.6% Bloomberg US Aggregate Bond Index, 3.3% FTSE EPRA/NAREIT Global Index (Net), 0.1% MSCI Emerging Markets Index (Net), 5.0% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 2.7% Bloomberg Global Aggregate ex-US Hedged Index, 6.3% Bloomberg US Government/Credit 1-5 Year Index, and 1.9% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
[26]	The Target 2030 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2030 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2024, the composite is derived using the following portion allocations: 35.0% S&P 500 Index, 1.6% Russell Midcap® Index, 3.6% Russell 2000 Index, 15.8% MSCI EAFE Index (Net), 27.2% Bloomberg US Aggregate Bond Index, 4.3% FTSE EPRA/NAREIT Global Index (Net), 0.9% MSCI Emerging Markets Index (Net), 1.8% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 4.0% Bloomberg Global Aggregate ex-US Hedged Index, 4.2% Bloomberg US Government/Credit 1-5 Year Index, and 1.5% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
[27]	The Target 2035 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2035 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2024, the composite is derived using the following portion allocations: 39.6% S&P 500 Index, 1.7% Russell Midcap® Index, 4.6% Russell 2000 Index, 18.7% MSCI EAFE Index (Net), 20.5% Bloomberg US Aggregate Bond Index, 5.0% FTSE EPRA/NAREIT Global Index (Net), 1.8% MSCI Emerging Markets Index (Net), 4.1% Bloomberg Global Aggregate ex-US Hedged Index, 2.9% Bloomberg US Government/Credit 1-5 Year Index, and 1.2% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
[28]	The Target 2040 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2040 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2024, the composite is derived using the following portion allocations: 43.0% S&P 500 Index, 1.8% Russell Midcap® Index, 5.4% Russell 2000 Index, 21.0% MSCI EAFE Index (Net), 14.7% Bloomberg US Aggregate Bond Index, 5.6% FTSE EPRA/NAREIT Global Index (Net), 2.7% MSCI Emerging Markets Index (Net), 3.0% Bloomberg Global Aggregate ex-US Hedged Index, 2.8%, 1.9% Bloomberg US Government/Credit 1-5 Year Index, and 0.9% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
[29]	The Target 2045 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2045 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2024, the composite is derived using the following portion allocations: 45.7% S&P 500 Index, 1.9% Russell Midcap® Index, 6.2% Russell 2000 Index, 22.9% MSCI EAFE Index (Net), 9.7% Bloomberg US Aggregate Bond Index, 6.0% FTSE EPRA/NAREIT Global Index (Net), 3.6% MSCI Emerging Markets Index (Net), 2.0% Bloomberg Global Aggregate ex-US Hedged Index, 1.2% Bloomberg US Government/Credit 1-5 Year Index, and 0.7% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
[30]	The Target 2050 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2050 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2024, the composite is derived using the following portion allocations: 47.0% S&P 500 Index, 1.9% Russell Midcap® Index, 6.9% Russell 2000 Index, 24.1% MSCI EAFE Index (Net), 6.4% Bloomberg US Aggregate Bond Index, 6.4% FTSE EPRA/NAREIT Global Index (Net), 4.5% MSCI Emerging Markets Index (Net), 1.4% Bloomberg Global Aggregate ex-US Hedged Index, 0.8% Bloomberg US Government/Credit 1-5 Year Index, and 0.6% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
[31]	The Target 2055 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2055 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2024, the composite is derived using the following portion allocations: 47.8% S&P 500 Index, 2.0% Russell Midcap® Index, 7.3% Russell 2000 Index, 24.8% MSCI EAFE Index (Net), 4.5% Bloomberg US Aggregate Bond Index, 6.5% FTSE EPRA/NAREIT Global Index (Net), 5.0% MSCI Emerging Markets Index (Net), 1.0% Bloomberg Global Aggregate ex-US Hedged Index, 0.6% Bloomberg US Government/Credit 1-5 Year Index, and 0.5% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
[32]	The Target 2060 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2060 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2024, the composite is derived using the following portion allocations: 48.3% S&P 500® Index, 2.0% Russell Midcap® Index, 7.6% Russell 2000® Index, 25.4% MSCI EAFE Index (Net), 2.9% Bloomberg US Aggregate Bond Index, 6.7% FTSE EPRA/NAREIT Global Index (Net), 5.5% MSCI Emerging Markets Index (Net), 0.7% Bloomberg Global Aggregate ex-US Hedged Index, 0.5% Bloomberg US Government/Credit 1-5 Year Index, and 0.5% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
[33]	The Target 2065 Composite Index is a custom blended index developed by Schwab Asset Management based on the Target 2065 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2024, the composite is derived using the following portion allocations: 48.7% S&P 500® Index, 2.1% Russell Midcap® Index, 7.8% Russell 2000® Index, 25.8% MSCI EAFE Index (Net),1.5% Bloomberg US Aggregate Bond Index, 6.8% FTSE EPRA/NAREIT Global Index (Net), 5.8% MSCI Emerging Markets Index (Net), 0.5% Bloomberg Global Aggregate ex-US Hedged Index, 0.5% Bloomberg US Government/Credit 1-5 Year Index, and 0.5% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.